CONTINGENT ASSETS AND LIABILITIES (Details) - Piedmont Lithium Project [Member]	12 Months Ended
	Jun. 30, 2020 a $ / t	Jun. 30, 2019 a
Increase decrease in assets and liabilities [Abstract]
Surface area of property (in acres) | a	2,126	2,207
Long-term Lease Option [Member]
Increase decrease in assets and liabilities [Abstract]
Surface area of property (in acres) | a	1,656
Minimum [Member]
Increase decrease in assets and liabilities [Abstract]
Production royalty (in dollars per tonne) | $ / t	0.50
Maximum [Member]
Increase decrease in assets and liabilities [Abstract]
Production royalty (in dollars per tonne) | $ / t	2.00